Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenues		$ 13,433,507	$ 20,313,818	$ 16,688,364
Cost of revenues		(12,047,198)	(17,898,659)	(13,129,699)
Gross profit		1,386,309	2,415,159	3,558,665
Other income		5,327	1,466	4,038
Operating expenses:
Selling, general and administrative expenses		(2,395,075)	(2,215,859)	(1,889,455)
Other gains (losses), net		8,537	(68,728)	(64,987)
Total operating expenses		(2,386,538)	(2,284,587)	(1,954,442)
Operating (loss)/profit		(994,902)	132,038	1,608,261
Financial income		454	1,741	474
Finance costs		(133,849)	(97,667)	(82,766)
Finance costs, net		(133,395)	(95,926)	(82,292)
(Loss)/profit before income taxes		(1,128,297)	36,112	1,525,969
Income tax expense		(7,666)	(63,168)	(196,252)
Net (loss)/profit for the year		(1,135,963)	(27,056)	1,329,717
(Loss)/profit attributable to owners of the Company		(1,135,963)	(27,056)	1,329,717
Other comprehensive loss
Foreign currency translation adjustments		(20,696)	15,677	(516)
Comprehensive (loss)/income attributable to the Company’s shareholders		$ (1,156,659)	$ (11,379)	$ 1,329,201
Earnings per share
Basic (in Dollars per share)	[1]	$ (0.069)	$ (0.003)	$ 0.18
Diluted (in Dollars per share)	[1],[2]	$ (0.069)	$ (0.003)	$ 0.18
Weighted average number of shares outstanding
Basic (in Shares)	[1]	16,349,986	10,205,479	7,365,570
Diluted (in Shares)	[1],[2]	16,349,986	10,205,479	7,365,570

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.
[2]	The 24,999,972 shares issuable under the warrants have not been included, as the Company’s loss status results in these warrants being anti-dilutive.